S000027100 [Member] N-1A Cover	Dec. 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Nuveen Investment Trust V
Entity Central Index Key	0001380786
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Prospectus Date	Apr. 30, 2026